Guarantor Financial Information (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Statements [Text Block]
Guarantor Financial Information
The following tables present condensed consolidating balance sheets at March 31, 2016 and 2015 and condensed consolidating statements of income, comprehensive income and cash flows for the three months ended March 31, 2016 and 2015 for XL-Ireland, XL-Cayman, a 100% owned subsidiary of XL-Ireland, and XL-Ireland's other subsidiaries.

	March 31, 2016
Condensed Consolidating Balance Sheet (U.S. dollars in thousands, except share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
ASSETS
Investments:
Total investments available for sale	$—	$554,958	$33,288,326	$—	$33,843,284
Total investments trading	—	—	1,436,542	—	1,436,542
Investments in affiliates	—	—	1,953,711	—	1,953,711
Other investments	—	959	1,452,931	—	1,453,890
Total investments	$—	$555,917	$38,131,510	$—	$38,687,427
Cash and cash equivalents	8,681	287,464	2,524,752	—	2,820,897
Restricted cash	—	—	161,019	—	161,019
Investments in subsidiaries	12,082,624	16,336,128	—	(28,418,752)	—
Accrued investment income	—	2,654	288,362	—	291,016
Deferred acquisition costs and value of business acquired	—	—	1,057,941	—	1,057,941
Ceded unearned premiums	—	—	2,255,664	—	2,255,664
Premiums receivable	—	—	6,041,000	—	6,041,000
Reinsurance balances receivable	—	—	469,009	—	469,009
Unpaid losses and loss expenses recoverable	—	—	5,374,604	—	5,374,604
Receivable from investments sold	—	—	65,471	—	65,471
Goodwill and other intangible assets	—	—	2,233,597	—	2,233,597
Deferred tax asset	—	—	245,927	—	245,927
Amounts due from subsidiaries / parent	—	—	1,473,030	(1,473,030)	—
Other assets	1,339	42,782	897,999	—	942,120
Total assets	$12,092,644	$17,224,945	$61,219,885	$(29,891,782)	$60,645,692

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Unpaid losses and loss expenses	$—	$—	$25,913,484	$—	$25,913,484
Deposit liabilities	—	—	1,170,595	—	1,170,595
Future policy benefit reserves	—	—	4,020,602	—	4,020,602
Funds withheld on GreyCastle life retrocession arrangements	—	—	998,391	—	998,391
Unearned premiums	—	—	8,217,539	—	8,217,539
Notes payable and debt	—	2,645,647	8,248	—	2,653,895
Reinsurance balances payable	—	—	2,583,962	—	2,583,962
Payable for investments purchased	—	—	74,476	—	74,476
Deferred tax liability	—	—	105,589	—	105,589
Amounts due to subsidiaries / parent	394,351	1,078,679	—	(1,473,030)	—
Other liabilities	9,549	73,495	1,156,397	—	1,239,441
Total liabilities	$403,900	$3,797,821	$44,249,283	$(1,473,030)	$46,977,974

Shareholders’ Equity:
Shareholders’ equity attributable to XL Group plc	$11,688,744	$12,082,624	$16,336,128	$(28,418,752)	$11,688,744
Non-controlling interest in equity of consolidated subsidiaries	—	1,344,500	634,474	—	1,978,974
Total shareholders’ equity	$11,688,744	$13,427,124	$16,970,602	$(28,418,752)	$13,667,718
Total liabilities and shareholders’ equity	$12,092,644	$17,224,945	$61,219,885	$(29,891,782)	$60,645,692

	December 31, 2015
Condensed Consolidating Balance Sheet (U.S. dollars in thousands, except share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
ASSETS
Investments:
Total investments available for sale	$—	$516,425	$33,237,473	$—	$33,753,898
Total investments trading	—	—	1,296,029	—	1,296,029
Investments in affiliates	—	—	1,708,899	—	1,708,899
Other investments	—	877	1,432,180	—	1,433,057
Total investments	$—	$517,302	$37,674,581	$—	$38,191,883
Cash and cash equivalents	11,557	369,997	2,874,682	—	3,256,236
Restricted cash	—	—	154,992	—	154,992
Investments in subsidiaries	11,648,673	15,836,651	—	(27,485,324)	—
Accrued investment income	—	2,323	310,344	—	312,667
Deferred acquisition costs and value of business acquired	—	—	890,568	—	890,568
Ceded unearned premiums	—	—	1,821,793	—	1,821,793
Premiums receivable	—	—	4,712,493	—	4,712,493
Reinsurance balances receivable	—	—	418,666	—	418,666
Unpaid losses and loss expenses recoverable	—	—	5,262,706	—	5,262,706
Receivable from investments sold	—	—	231,158	—	231,158
Goodwill and other intangible assets	—	—	2,210,266	—	2,210,266
Deferred tax asset	—	—	282,311	—	282,311
Amounts due from subsidiaries / parent	33,417	—	1,054,177	(1,087,594)	—
Other assets	2,748	44,570	889,881	—	937,199
Total assets	$11,696,395	$16,770,843	$58,788,618	$(28,572,918)	$58,682,938

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Unpaid losses and loss expenses	$—	$—	$25,439,744	$—	$25,439,744
Deposit liabilities	—	—	1,168,376	—	1,168,376
Future policy benefit reserves	—	—	4,163,500	—	4,163,500
Funds withheld on GreyCastle life retrocession arrangements	—	—	914,629	—	914,629
Unearned premiums	—	—	7,043,358	—	7,043,358
Notes payable and debt	—	2,644,970	—	—	2,644,970
Reinsurance balances payable	—	—	2,117,727	—	2,117,727
Payable for investments purchased	—	—	130,060	—	130,060
Deferred tax liability	—	—	120,651	—	120,651
Amounts due to subsidiaries / parent	—	1,087,594	—	(1,087,594)	—
Other liabilities	19,316	45,106	1,221,038	—	1,285,460
Total liabilities	$19,316	$3,777,670	$42,319,083	$(1,087,594)	$45,028,475

Shareholders’ Equity:
Shareholders’ equity attributable to XL Group plc	$11,677,079	$11,648,673	$15,836,651	$(27,485,324)	$11,677,079
Non-controlling interest in equity of consolidated subsidiaries	—	1,344,500	632,884	—	1,977,384
Total shareholders’ equity	$11,677,079	$12,993,173	$16,469,535	$(27,485,324)	$13,654,463
Total liabilities and shareholders’ equity	$11,696,395	$16,770,843	$58,788,618	$(28,572,918)	$58,682,938

	Three Months Ended March 31, 2016
Condensed Consolidating Statement of Income and Comprehensive Income (U.S. dollars in thousands, except per share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Revenues:
Net premiums earned	$—	$—	$2,354,610	$—	$2,354,610
Total net investment income	113	1,785	203,307	681	205,886
Total net realized gains (losses) on investments	—	277	90,940	1,533	92,750
Net realized and unrealized gains (losses) on derivative instruments	—	—	(3,622)	—	(3,622)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	—	—	(236,080)	—	(236,080)
Income (loss) from investment fund affiliates	—	—	(4,579)	—	(4,579)
Fee income and other	—	—	8,262	—	8,262
Total revenues	$113	$2,062	$2,412,838	$2,214	$2,417,227
Expenses:
Net losses and loss expenses incurred	$—	$—	$1,382,485	$—	$1,382,485
Claims and policy benefits	—	—	4,937	—	4,937
Acquisition costs	—	—	403,267	—	403,267
Operating expenses	3,274	1,495	510,612	—	515,381
Exchange (gains) losses	17	(36)	(33,800)	—	(33,819)
Interest expense	(6)	35,169	17,140	—	52,303
Total expenses	$3,285	$36,628	$2,284,641	$—	$2,324,554
Income (loss) before income tax and income (loss) from operating affiliates	$(3,172)	$(34,566)	$128,197	$2,214	$92,673
Income (loss) from operating affiliates	—	—	12,650	—	12,650
Equity in net earnings (losses) of subsidiaries	24,437	94,780	—	(119,217)	—
Provision (benefit) for income tax	(620)	—	22,915	—	22,295
Net income (loss)	$21,885	$60,214	$117,932	$(117,003)	$83,028
Non-controlling interests	—	35,777	25,366	—	61,143
Net income (loss) attributable to ordinary shareholders	$21,885	$24,437	$92,566	$(117,003)	$21,885

Comprehensive income (loss)	$429,826	$432,378	$500,507	$(932,885)	$429,826

	Three Months Ended March 31, 2015
Condensed Consolidating Statement of Income and Comprehensive Income (U.S. dollars in thousands, except per share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Revenues:
Net premiums earned	$—	$—	$1,334,000	$—	$1,334,000
Total net investment income	80	3,032	203,619	1,782	208,513
Total net realized gains (losses) on investments	—	1,269	52,837	(1,215)	52,891
Net realized and unrealized gains (losses) on derivative instruments	—	(63,700)	80,221	—	16,521
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	—	—	(229,367)	—	(229,367)
Income (loss) from investment fund affiliates	—	—	35,329	—	35,329
Fee income and other	—	—	4,728	—	4,728
Total revenues	$80	$(59,399)	$1,481,367	$567	$1,422,615
Expenses:
Net losses and loss expenses incurred	$—	$—	$769,827	$—	$769,827
Claims and policy benefits	—	—	19,387	—	19,387
Acquisition costs	—	—	153,696	—	153,696
Operating expenses	2,762	3,000	319,894	—	325,656
Exchange (gains) losses	(262)	33	27,619	—	27,390
Interest expense	—	37,773	13,665	—	51,438
Total expenses	$2,500	$40,806	$1,304,088	$—	$1,347,394
Income (loss) before income tax and income (loss) from operating affiliates	$(2,420)	$(100,205)	$177,279	$567	$75,221
Income (loss) from operating affiliates	—	—	22,668	—	22,668
Equity in net earnings (losses) of subsidiaries	38,485	174,426	—	(212,911)	—
Provision (benefit) for income tax	(216)	245	24,189	—	24,218
Net income (loss)	$36,281	$73,976	$175,758	$(212,344)	$73,671
Non-controlling interests	—	35,491	1,899	—	37,390
Net income (loss) attributable to ordinary shareholders	$36,281	$38,485	$173,859	$(212,344)	$36,281

Comprehensive income (loss)	$256,993	$259,197	$394,571	$(653,768)	$256,993

	Three Months Ended March 31, 2016
Condensed Consolidating Statement of Cash Flows (U.S. dollars in thousands)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Cash flows provided by (used in) operating activities:
Net cash provided by (used in) operating activities	$410,395	$(48,205)	$(533,303)	$—	$(171,113)
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	$—	$132,687	$3,815,844	$(176,454)	$3,772,077
Proceeds from redemption of fixed maturities and short-term investments	—	26,181	923,040	—	949,221
Proceeds from sale of equity securities	—	—	62,895	—	62,895
Purchases of fixed maturities and short-term investments	—	(190,119)	(4,312,014)	176,454	(4,325,679)
Purchases of equity securities	—	—	(55,411)	—	(55,411)
Proceeds from sale of affiliates	—	—	41,538	—	41,538
Purchases of affiliates	—	—	(247,049)	—	(247,049)
Purchase of Allied International Holdings, Inc., net of cash acquired	—	—	(69,745)	—	(69,745)
Change in restricted cash	—	—	(6,027)	—	(6,027)
Other, net	—	—	82,141	—	82,141
Net cash provided by (used in) investing activities	$—	$(31,251)	$235,212	$—	$203,961
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	$491	$—	$—	$—	$491
Buybacks of ordinary shares	(355,901)	—	—	—	(355,901)
Dividends paid on ordinary shares	(57,861)	—	—	—	(57,861)
Distributions to non-controlling interests	—	(3,077)	(24,780)	—	(27,857)
Contributions from non-controlling interests	—	—	883	—	883
Deposit liabilities	—	—	(8,546)	—	(8,546)
Net cash provided by (used in) financing activities	$(413,271)	$(3,077)	$(32,443)	$—	$(448,791)
Effects of exchange rate changes on foreign currency cash	—	—	(19,396)	—	(19,396)
Increase (decrease) in cash and cash equivalents	$(2,876)	$(82,533)	$(349,930)	$—	$(435,339)
Cash and cash equivalents – beginning of period	11,557	369,997	2,874,682	—	3,256,236
Cash and cash equivalents – end of period	$8,681	$287,464	$2,524,752	$—	$2,820,897

	Three Months Ended March 31, 2015
Condensed Consolidating Statement of Cash Flows (U.S. dollars in thousands)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Cash flows provided by (used in) operating activities:
Net cash provided by (used in) operating activities	$(31,120)	$134,448	$41,318	$(109,668)	$34,978
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	$—	$201,638	$1,510,135	$(237,832)	$1,473,941
Proceeds from redemption of fixed maturities and short-term investments	—	92,336	961,403	—	1,053,739
Proceeds from sale of equity securities	—	—	189,473	—	189,473
Purchases of fixed maturities and short-term investments	—	(453,628)	(2,619,508)	237,832	(2,835,304)
Purchases of equity securities	—	—	(94,141)	—	(94,141)
Proceeds from sale of affiliates	—	—	77,916	—	77,916
Purchases of affiliates	—	—	(29,037)	—	(29,037)
Returns of capital from subsidiaries	65,037	—	—	(65,037)	—
Other, net	—	—	(32,141)	—	(32,141)
Net cash provided by (used in) investing activities	$65,037	$(159,654)	$(35,900)	$(65,037)	$(195,554)
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	$1,772	$—	$—	$—	$1,772
Buybacks of ordinary shares	(1,966)	—	—	—	(1,966)
Dividends paid on ordinary shares	(40,922)	(109,668)	—	109,668	(40,922)
Return of capital	—	(65,037)	—	65,037	—
Distributions to non-controlling interests	—	(2,995)	(4,177)	—	(7,172)
Contributions from non-controlling interests	—	—	2,569	—	2,569
Proceeds from issuance of debt	—	980,600	—	—	980,600
Deposit liabilities	—	—	(38,788)	—	(38,788)
Net cash provided by (used in) financing activities	$(41,116)	$802,900	$(40,396)	$174,705	$896,093
Effects of exchange rate changes on foreign currency cash	—	—	(47,397)	—	(47,397)
Increase (decrease) in cash and cash equivalents	$(7,199)	$777,694	$(82,375)	$—	$688,120
Cash and cash equivalents – beginning of period	22,443	42,970	2,456,401	—	2,521,814
Cash and cash equivalents – end of period	$15,244	$820,664	$2,374,026	$—	$3,209,934

Guarantor Financial Information
The following tables present condensed consolidating balance sheets at December 31, 2015 and 2014 and condensed consolidating statements of income, comprehensive income and cash flows for the years ended December 31, 2015, 2014 and 2013 for XL-Ireland, the parent guarantor, XL-Cayman, a 100% owned subsidiary of XL-Ireland and issuer of all the Company's outstanding debt, and XL-Ireland's other subsidiaries.

	December 31, 2015
Condensed Consolidating Balance Sheet (U.S. dollars in thousands, except share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
ASSETS
Investments:
Total investments available for sale	$—	$516,425	$33,237,473	$—	$33,753,898
Total investments trading	—	—	1,296,029	—	1,296,029
Investments in affiliates	—	—	1,708,899	—	1,708,899
Other investments	—	877	1,432,180	—	1,433,057
Total investments	$—	$517,302	$37,674,581	$—	$38,191,883
Cash and cash equivalents	11,557	369,997	2,874,682	—	3,256,236
Restricted cash	—	—	154,992	—	154,992
Investments in subsidiaries	11,648,673	15,836,651	—	(27,485,324)	—
Accrued investment income	—	2,323	310,344	—	312,667
Deferred acquisition costs and value of business acquired	—	—	890,568	—	890,568
Ceded unearned premiums	—	—	1,821,793	—	1,821,793
Premiums receivable	—	—	4,712,493	—	4,712,493
Reinsurance balances receivable	—	—	418,666	—	418,666
Unpaid losses and loss expenses recoverable	—	—	5,262,706	—	5,262,706
Receivable from investments sold	—	—	231,158	—	231,158
Goodwill and other intangible assets	—	—	2,210,266	—	2,210,266
Deferred tax asset	—	—	282,311	—	282,311
Amounts due from subsidiaries / parent	33,417	—	1,054,177	(1,087,594)	—
Other assets	2,748	44,570	889,881	—	937,199
Total assets	$11,696,395	$16,770,843	$58,788,618	$(28,572,918)	$58,682,938

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Unpaid losses and loss expenses	$—	$—	$25,439,744	$—	$25,439,744
Deposit liabilities	—	—	1,168,376	—	1,168,376
Future policy benefit reserves	—	—	4,163,500	—	4,163,500
Funds withheld on GreyCastle life retrocession arrangements	—	—	914,629	—	914,629
Unearned premiums	—	—	7,043,358	—	7,043,358
Notes payable and debt	—	2,644,970	—	—	2,644,970
Reinsurance balances payable	—	—	2,117,727	—	2,117,727
Payable for investments purchased	—	—	130,060	—	130,060
Deferred tax liability	—	—	120,651	—	120,651
Amounts due to subsidiaries / parent	—	1,087,594	—	(1,087,594)	—
Other liabilities	19,316	45,106	1,221,038	—	1,285,460
Total liabilities	$19,316	$3,777,670	$42,319,083	$(1,087,594)	$45,028,475

Shareholders’ Equity:
Shareholders’ equity attributable to XL Group plc	$11,677,079	$11,648,673	$15,836,651	$(27,485,324)	$11,677,079
Non-controlling interest in equity of consolidated subsidiaries	—	1,344,500	632,884	—	1,977,384
Total shareholders’ equity	$11,677,079	$12,993,173	$16,469,535	$(27,485,324)	$13,654,463
Total liabilities and shareholders’ equity	$11,696,395	$16,770,843	$58,788,618	$(28,572,918)	$58,682,938

	December 31, 2014
Condensed Consolidating Balance Sheet (U.S. dollars in thousands, except share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
ASSETS
Investments:
Total investments available for sale	$—	$905,022	$29,579,031	$—	$30,484,053
Total investments trading	—	—	1,171	—	1,171
Investments in affiliates	—	1,326	1,636,294	—	1,637,620
Other investments	—	—	1,248,439	—	1,248,439
Total investments	$—	$906,348	$32,464,935	$—	$33,371,283
Cash and cash equivalents	22,443	42,970	2,456,401	—	2,521,814
Restricted cash	—	—	—	—	—
Investments in subsidiaries	10,195,445	13,076,044	—	(23,271,489)	—
Accrued investment income	—	4,605	311,359	—	315,964
Deferred acquisition costs and value of business acquired	—	—	354,533	—	354,533
Ceded unearned premiums	—	—	952,525	—	952,525
Premiums receivable	—	—	2,473,736	—	2,473,736
Reinsurance balances receivable	—	—	131,519	—	131,519
Unpaid losses and loss expenses recoverable	—	—	3,429,368	—	3,429,368
Receivable from investments sold	—	—	92,762	—	92,762
Goodwill and other intangible assets	—	—	447,952	—	447,952
Deferred tax asset	—	—	204,491	—	204,491
Amounts due from subsidiaries / parent	—	—	1,010,580	(1,010,580)	—
Other assets	3,017	46,279	701,576	—	750,872
Total assets	$10,220,905	$14,076,246	$45,031,737	$(24,282,069)	$45,046,819

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Unpaid losses and loss expenses	$—	$—	$19,353,243	$—	$19,353,243
Deposit liabilities	—	—	1,245,367	—	1,245,367
Future policy benefit reserves	—	—	4,707,199	—	4,707,199
Funds withheld on GreyCastle life retrocession arrangements	—	—	1,155,016	—	1,155,016
Unearned premiums	—	—	3,973,132	—	3,973,132
Notes payable and debt	—	1,662,580	—	—	1,662,580
Reinsurance balances payable	—	—	493,230	—	493,230
Payable for investments purchased	—	—	42,291	—	42,291
Deferred tax liability	—	—	66,246	—	66,246
Amounts due to subsidiaries / parent	166,782	843,798	—	(1,010,580)	—
Other liabilities	20,372	29,923	862,454	—	912,749
Total liabilities	$187,154	$2,536,301	$31,898,178	$(1,010,580)	$33,611,053

Shareholders’ Equity:
Shareholders’ equity attributable to XL Group plc	$10,033,751	$10,195,445	$13,076,044	$(23,271,489)	$10,033,751
Non-controlling interest in equity of consolidated subsidiaries	—	1,344,500	57,515	—	1,402,015
Total shareholders’ equity	$10,033,751	$11,539,945	$13,133,559	$(23,271,489)	$11,435,766
Total liabilities and shareholders’ equity	$10,220,905	$14,076,246	$45,031,737	$(24,282,069)	$45,046,819

	Year Ended December 31, 2015
Condensed Consolidating Statement of Income and Comprehensive Income (U.S. dollars in thousands, except per share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Revenues:
Net premiums earned	$—	$—	$8,226,425	$—	$8,226,425
Total net investment income	169	9,363	859,002	3,836	872,370
Total net realized gains (losses) on investments	—	13,814	197,129	(8,765)	202,178
Net realized and unrealized gains (losses) on derivative instruments	—	12,363	40,760	—	53,123
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	—	—	(151,691)	—	(151,691)
Income (loss) from investment fund affiliates	—	—	73,320	—	73,320
Fee income and other	—	—	33,201	—	33,201
Total revenues	$169	$35,540	$9,278,146	$(4,929)	$9,308,926
Expenses:
Net losses and loss expenses incurred	$—	$—	$4,766,200	$—	$4,766,200
Claims and policy benefits	—	—	115,997	—	115,997
Acquisition costs	—	—	1,317,448	—	1,317,448
Operating expenses	46,340	10,565	1,910,034	—	1,966,939
Exchange (gains) losses	(345)	20	22,829	—	22,504
Extinguishment of debt	—	—	5,592	—	5,592
Interest expense	11	143,330	61,874	—	205,215
Total expenses	$46,006	$153,915	$8,199,974	$—	$8,399,895
Income (loss) before income tax and income (loss) from operating affiliates	$(45,837)	$(118,375)	$1,078,172	$(4,929)	$909,031
Income (loss) from operating affiliates	—	—	44,740	—	44,740
Gain on sale of operating affiliate	—	—	340,407	—	340,407
Equity in net earnings (losses) of subsidiaries	1,253,609	1,449,404	—	(2,703,013)	—
Provision (benefit) for income tax	620	245	(20,026)	—	(19,161)
Net income (loss)	$1,207,152	$1,330,784	$1,483,345	$(2,707,942)	$1,313,339
Non-controlling interests	—	77,175	29,012	—	106,187
Net income (loss) attributable to ordinary shareholders	$1,207,152	$1,253,609	$1,454,333	$(2,707,942)	$1,207,152

Comprehensive income (loss)	$409,310	$455,767	$656,491	$(1,112,258)	$409,310

	Year Ended December 31, 2014
Condensed Consolidating Statement of Income and Comprehensive Income (U.S. dollars in thousands, except per share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Revenues:
Net premiums earned	$—	$—	$5,895,070	$—	$5,895,070
Total net investment income	275	20,256	889,611	8,483	918,625
Total net realized gains (losses) on investments	—	27,541	102,150	(22,229)	107,462
Net realized and unrealized gains (losses) on derivative instruments	—	—	29,886	—	29,886
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	—	—	(488,222)	—	(488,222)
Income (loss) from investment fund affiliates	—	—	95,816	—	95,816
Fee income and other	—	—	43,630	—	43,630
Total revenues	$275	$47,797	$6,567,941	$(13,746)	$6,602,267
Expenses:
Net losses and loss expenses incurred	$—	$—	$3,258,393	$—	$3,258,393
Claims and policy benefits	—	—	242,963	—	242,963
Acquisition costs	—	—	738,118	—	738,118
Operating expenses	9,646	13,102	1,318,567	—	1,341,315
Exchange (gains) losses	127	168	(37,863)	—	(37,568)
Loss on sale of life reinsurance subsidiary	—	—	666,423	—	666,423
Interest expense	5	110,323	23,778	—	134,106
Total expenses	$9,778	$123,593	$6,210,379	$—	$6,343,750
Income (loss) before income tax and income (loss) from operating affiliates	$(9,503)	$(75,796)	$357,562	$(13,746)	$258,517
Income (loss) from operating affiliates	—	—	107,218	—	107,218
Gain on sale of operating affiliate	—	—	—	—	—
Equity in net earnings (losses) of subsidiaries	197,843	350,602	—	(548,445)	—
Provision (benefit) for income tax	—	(212)	97,109	—	96,897
Net income (loss)	$188,340	$275,018	$367,671	$(562,191)	$268,838
Non-controlling interests	—	77,175	3,323	—	80,498
Net income (loss) attributable to ordinary shareholders	$188,340	$197,843	$364,348	$(562,191)	$188,340

Comprehensive income (loss)	$936,141	$945,644	$1,112,149	$(2,057,793)	$936,141

	Year Ended December 31, 2013
Condensed Consolidating Statement of Income and Comprehensive Income (U.S. dollars in thousands, except per share data)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Revenues:
Net premiums earned	$—	$—	$6,309,521	$—	$6,309,521
Total net investment income	24	21,994	917,993	17,705	957,716
Total net realized gains (losses) on investments	—	15,555	71,387	835	87,777
Net realized and unrealized gains (losses) on derivative instruments	—	—	7,798	—	7,798
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	—	—	—	—	—
Income (loss) from investment fund affiliates	—	3	138,388	—	138,391
Fee income and other	—	—	40,031	—	40,031
Total revenues	$24	$37,552	$7,485,118	$18,540	$7,541,234
Expenses:
Net losses and loss expenses incurred	$—	$—	$3,731,464	$—	$3,731,464
Claims and policy benefits	—	—	465,702	—	465,702
Acquisition costs	—	—	909,323	—	909,323
Operating expenses	11,699	12,051	1,189,428	—	1,213,178
Exchange (gains) losses	243	86	(28,572)	—	(28,243)
Interest expense	2	98,011	57,449	—	155,462
Total expenses	$11,944	$110,148	$6,324,794	$—	$6,446,886
Income (loss) before income tax and income (loss) from operating affiliates	$(11,920)	$(72,596)	$1,160,324	$18,540	$1,094,348
Income (loss) from operating affiliates	—	—	119,804	—	119,804
Gain on sale of operating affiliate	—	—	—	—	—
Equity in net earnings (losses) of subsidiaries	1,071,836	1,226,815	—	(2,298,651)	—
Provision (benefit) for income tax	—	4,991	72,514	—	77,505
Net income (loss)	$1,059,916	$1,149,228	$1,207,614	$(2,280,111)	$1,136,647
Non-controlling interests	—	77,392	(661)	—	76,731
Net income (loss) attributable to ordinary shareholders	$1,059,916	$1,071,836	$1,208,275	$(2,280,111)	$1,059,916

Comprehensive income (loss)	$276,553	$288,473	$424,912	$(713,385)	$276,553

	Year Ended December 31, 2015
Condensed Consolidating Statement of Cash Flows (U.S. dollars in thousands)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Cash flows provided by (used in) operating activities:
Net cash provided by (used in) operating activities	$561,468	$148,850	$669,515	$(764,277)	$615,556
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	$—	$1,482,875	$15,745,247	$(359,894)	$16,868,228
Proceeds from redemption of fixed maturities and short-term investments	—	188,788	3,562,386	—	3,751,174
Proceeds from sale of equity securities	—	—	664,735	—	664,735
Purchases of fixed maturities and short-term investments	—	(1,296,980)	(18,780,978)	359,894	(19,718,064)
Purchases of equity securities	—	—	(567,334)	—	(567,334)
Proceeds from sale of affiliates	—	—	188,023	—	188,023
Purchases of affiliates	—	—	(280,856)	—	(280,856)
Purchase of Catlin Group Limited, net of acquired cash	(2,287,579)	(2,317,699)	1,267,564	2,317,699	(1,020,015)
Proceeds from sale of subsidiary	2,317,699	—	—	(2,317,699)	—
Proceeds from sale of ARX Holding Corp.	—	—	560,552	—	560,552
Returns of capital from subsidiaries	65,037	2,047,000	—	(2,112,037)	—
Change in restricted cash	—	—	(154,992)	—	(154,992)
Other, net	—	—	(155,019)	—	(155,019)
Net cash provided by (used in) investing activities	$95,157	$103,984	$2,049,328	$(2,112,037)	$136,432
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	$9,976	$—	$—	$—	$9,976
Buybacks of ordinary shares	(468,971)	—	—	—	(468,971)
Dividends paid on ordinary shares	(208,516)	(764,277)	—	764,277	(208,516)
Return of capital	—	(65,037)	(2,047,000)	2,112,037	—
Distributions to non-controlling interests	—	(77,093)	(40,590)	—	(117,683)
Contributions from non-controlling interests	—	—	23,610	—	23,610
Proceeds from issuance of debt	—	980,600	—	—	980,600
Repayment of debt	—	—	(87,447)	—	(87,447)
Deposit liabilities	—	—	(84,758)	—	(84,758)
Net cash provided by (used in) financing activities	$(667,511)	$74,193	$(2,236,185)	$2,876,314	$46,811
Effects of exchange rate changes on foreign currency cash	—	—	(64,377)	—	(64,377)
Increase (decrease) in cash and cash equivalents	$(10,886)	$327,027	$418,281	$—	$734,422
Cash and cash equivalents – beginning of period	22,443	42,970	2,456,401	—	2,521,814
Cash and cash equivalents – end of period	$11,557	$369,997	$2,874,682	$—	$3,256,236

	Year Ended December 31, 2014
Condensed Consolidating Statement of Cash Flows (U.S. dollars in thousands)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Cash flows provided by (used in) operating activities:
Net cash provided by (used in) operating activities	$895,854	$518,715	$407,136	$(858,521)	$963,184
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	$—	$574,673	$4,793,978	$(472,539)	$4,896,112
Proceeds from redemption of fixed maturities and short-term investments	—	351,737	3,250,056	—	3,601,793
Proceeds from sale of equity securities	—	—	571,410	—	571,410
Purchases of fixed maturities and short-term investments	—	(307,830)	(7,322,967)	472,539	(7,158,258)
Purchases of equity securities	—	—	(445,504)	—	(445,504)
Proceeds from sale of affiliates	—	—	240,785	—	240,785
Purchases of affiliates	—	—	(371,226)	—	(371,226)
Proceeds from sale of subsidiary	—	—	570,000	—	570,000
Returns of capital from subsidiaries	79,086	482,570	—	(561,656)	—
Change in restricted cash	—	—	—	—	—
Other, net	—	1,920	(195,411)	—	(193,491)
Net cash provided by (used in) investing activities	$79,086	$1,103,070	$1,091,121	$(561,656)	$1,711,621
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	$6,367	$—	$—	$—	$6,367
Buybacks of ordinary shares	(801,953)	—	—	—	(801,953)
Dividends paid on ordinary shares	(169,620)	(858,521)	—	858,521	(169,620)
Return of capital	—	(79,086)	(482,570)	561,656	—
Distributions to non-controlling interests	—	(77,002)	(1,463)	—	(78,465)
Contributions from non-controlling interests	—	—	48,261	—	48,261
Repayment of debt	—	(600,000)	—	—	(600,000)
Deposit liabilities	—	—	(268,298)	—	(268,298)
Net cash provided by (used in) financing activities	$(965,206)	$(1,614,609)	$(704,070)	$1,420,177	$(1,863,708)
Effects of exchange rate changes on foreign currency cash	—	—	(90,115)	—	(90,115)
Increase (decrease) in cash and cash equivalents	$9,734	$7,176	$704,072	$—	$720,982
Cash and cash equivalents – beginning of period	12,709	35,794	1,752,329	—	1,800,832
Cash and cash equivalents – end of period	$22,443	$42,970	$2,456,401	$—	$2,521,814

	Year Ended December 31, 2013
Condensed Consolidating Statement of Cash Flows (U.S. dollars in thousands)	XL- Ireland	XL-Cayman	Other XL-Ireland Subsidiaries	Consolidating Adjustments and Eliminations	XL-Ireland Consolidated
Cash flows provided by (used in) operating activities:
Net cash provided by (used in) operating activities	$740,308	$(175,056)	$832,444	$(617,719)	$779,977
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	$—	$254,053	$4,282,227	$(194,851)	$4,341,429
Proceeds from redemption of fixed maturities and short-term investments	—	203,054	3,805,279	—	4,008,333
Proceeds from sale of equity securities	—	—	245,538	—	245,538
Purchases of fixed maturities and short-term investments	—	(828,603)	(8,510,221)	194,851	(9,143,973)
Purchases of equity securities	—	—	(534,356)	—	(534,356)
Proceeds from sale of affiliates	—	—	190,954	—	190,954
Purchases of affiliates	—	—	(353,678)	—	(353,678)
Returns of capital from subsidiaries	84,589	546,912	—	(631,501)	—
Change in restricted cash	—	—	—	—	—
Other, net	—	3,753	44,138	—	47,891
Net cash provided by (used in) investing activities	$84,589	$179,169	$(830,119)	$(631,501)	$(1,197,862)
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	$12,623	$—	$—	$—	$12,623
Buybacks of ordinary shares	(675,617)	—	—	—	(675,617)
Dividends paid on ordinary shares	(160,155)	(617,719)	—	617,719	(160,155)
Return of capital	—	(84,589)	(546,912)	631,501	—
Distributions to non-controlling interests	—	(77,670)	—	—	(77,670)
Contributions from non-controlling interests	—	—	7,747	—	7,747
Proceeds from issuance of debt	—	592,615	—	—	592,615
Deposit liabilities	—	—	(94,386)	—	(94,386)
Net cash provided by (used in) financing activities	$(823,149)	$(187,363)	$(633,551)	$1,249,220	$(394,843)
Effects of exchange rate changes on foreign currency cash	—	—	(4,818)	—	(4,818)
Increase (decrease) in cash and cash equivalents	$1,748	$(183,250)	$(636,044)	$—	$(817,546)
Cash and cash equivalents – beginning of period	10,961	219,044	2,388,373	—	2,618,378
Cash and cash equivalents – end of period	$12,709	$35,794	$1,752,329	$—	$1,800,832